FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 94403-1906

July 5, 2016

Filed Via EDGAR (CIK #0000757010)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  Franklin Tax-Free Trust (Registrant)

          File Nos. 002-94222 and 811-04149

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 27, 2016.

Sincerely yours,

FRANKLIN TAX-FREE TRUST

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS:trw

cc:  Bruce G. Leto, Esq.

Marguerite C. Bateman, Esq.